Condensed Financial Information About Registrant (Notes) (Cheniere Energy Partners, LP [Member])	12 Months Ended
Dec. 31, 2013
Cheniere Energy Partners, LP [Member]
Condensed Financial Statements, Captions [Line Items]
Condensed Financial Information About Registrant
SCHEDULE I—CONDENSED FINANCIAL INFORMATION OF REGISTRANT—

CHENIERE ENERGY PARTNERS, L.P.

CONDENSED BALANCE SHEET
(in thousands)

	December 31,
	2013	2012 (1)
ASSETS
Current assets
Cash and cash equivalents	$314,782	$392,945
Prepaid expenses and other	112	134
Total current assets	314,894	393,079

Investment in affiliates	1,328,613	1,489,565
Non-current receivable—affiliates	—	940
Other	—	874
Total assets	$1,643,507	$1,884,458

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities	$3,763	$4,480
Commitments and contingencies
Unitholders' equity	1,639,744	1,879,978
Total liabilities and unitholders' equity	$1,643,507	$1,884,458

(1) Retrospectively adjusted as discussed in Note 1—"Summary of Significant Accounting Policies" in our Notes to Condensed Financial Statements.

CONDENSED STATEMENT OF OPERATIONS AND COMPREHENSIVE LOSS
(in thousands)

	Year Ended December 31,
	2013	2012 (1)	2011 (1)
Operating costs and expenses	$14,417	$18,262	$13,104
Interest expense, net	—	12	—
Interest income	242	235	38
Equity loss of affiliates	(243,942)	(157,416)	(40,494)
Net loss	$(258,117)	$(175,431)	$(53,560)

Other comprehensive income (loss) attributable to affiliates	27,240	(27,240)	—
Comprehensive loss, net	$(230,877)	$(202,671)	$(53,560)

(1) Retrospectively adjusted as discussed in Note 1—"Summary of Significant Accounting Policies" in our Notes to Condensed Financial Statements.

CONDENSED STATEMENT OF CASH FLOWS
(in thousands)

	Year Ended December 31,
	2013	2012 (1)	2011 (1)
Cash flows from operating activities	$(13,056)	$(17,508)	$(13,948)

Cash flows from investing activities
Investment in subsidiaries	(405,452)	(1,785,866)	(38,333)
Distributions received from affiliates, net	369,726	61,529	59,910
Purchase of Creole Trail Pipeline Business, net	(313,892)	—	—
Other	—	3	—
Net cash used in investing activities	(349,618)	(1,724,334)	21,577

Cash flows from financing activities:
Proceeds from sale of Class B units	—	1,887,342	—
Distributions to owners	(91,386)	(57,821)	(48,149)
Proceeds from sale of partnership common and general partner units, net	375,897	250,021	70,157
Deferred financing costs	—	(874)	—
Net cash provided by financing activities	284,511	2,078,668	22,008

Net increase in cash and cash equivalents	(78,163)	336,826	29,637
Cash and cash equivalents—beginning of year	392,945	56,119	26,482
Cash and cash equivalents—end of year	$314,782	$392,945	$56,119

(1) Retrospectively adjusted as discussed in Note 1—"Summary of Significant Accounting Policies" in our Notes to Condensed Financial Statements.

NOTES TO CONDENSED FINANCIAL STATEMENTS

NOTE 1—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The condensed financial statements represent the financial information required by Securities and Exchange Commission Regulation S-X 5-04 for Cheniere Energy Partners, L.P. ("Cheniere Partners").

A substantial amount of Cheniere Partners' operating, investing, and financing activities are conducted by its affiliates. In the condensed financial statements, Cheniere Partners' investments in affiliates are presented under the equity method of accounting. Under this method, the assets and liabilities of affiliates are not consolidated. The investments in net assets of the affiliates are recorded in the balance sheets. The gain (loss) from operations of the affiliates is reported on a net basis as equity in net gains (losses) of affiliates.

In May 2013, we acquired Cheniere Energy, Inc.'s ("Cheniere") ownership interest in Cheniere Creole Trail Pipeline, L.P. ("CTPL") and Cheniere Pipeline GP Interest, LLC (collectively, the "Creole Trail Pipeline Business"), thereby providing us with ownership of a 94-mile pipeline interconnecting the Sabine Pass LNG terminal with a number of large interstate pipelines. The effect on reported equity on including the prior results of the Creole Trail Pipeline Business is reported as Investment in affiliates in our Condensed Balance Sheet and Equity loss of affiliates in our Condensed Statement of Operations. The purchase has been accounted for as a transfer of net assets between entities under common control. We recognize transfers of net assets between entities under common control at Cheniere's historical basis in the net assets sold. In addition, transfers of net assets between entities under common control are accounted for as if the transfer occurred at the beginning of the period, and prior years are retroactively adjusted to furnish comparative information. We also revised the presentation in prior periods of distributions received from affiliates, net within our Condensed Statement of Cash Flows to conform to the presentation adopted in 2013. This reclassification had no effect on our overall consolidated financial position or results of operations.

The condensed financial statements should be read in conjunction with Cheniere Partners' Consolidated Financial Statements.

NOTE 2—SUPPLEMENTAL CASH FLOW INFORMATION AND DISCLOSURES OF NON-CASH TRANSACTIONS

	Year Ended December 31,
	2013	2012	2011
	(in thousands)
Non-cash capital contributions (1)	$(243,942)	$(132,121)	$(17,953)
Non-cash capital contributions related to the Creole Trail Pipeline Business (1)	(18,150)	(25,295)	(22,541)

(1)	Amounts represent equity gains (losses) of affiliates not funded by Cheniere Partners.